Related Party Transactions - Schedule of Related Parties Which the Group Has Transactions (Details)	12 Months Ended
Dec. 31, 2024
Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Related parties transactions	Founder, Chairman of Board of Directors, Chief Executive Officer
Poh Kiong Tan [Member]
Related Party Transaction [Line Items]
Related parties transactions	Chief Technology Officer and Director
Trident Consultancy Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	100% equity interests owned by Soon Huat Lim
Trident Foodtech Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	100% equity interests owned by Soon Huat Lim
Apollo Entertainment Media Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	30% equity interests owned by Soon Huat Lim
Cong Ty Tnhh Trident Digital Tech [Member]
Related Party Transaction [Line Items]
Related parties transactions	100% equity interests owned by Poh Kiong Tan